Related Party Disclosures	9 Months Ended
Apr. 30, 2012
Related Party Disclosures:
Related Party Transactions Disclosure

NOTE 3  RELATED PARTY TRANSACTIONS

As of April 30, 2012, Medora Corp. has a payable to the Company’s former president, Mr. Craig McKenzie, for $29,896 that was used for payment of expenses on behalf of the Company.  These amounts were loaned to the Company in December 2010, April and August 2011 and January 2012and March of 2012.  The amount is due on demand and has no terms of repayment, is unsecured, and bears no interest.